INCOME TAXES - Schedule of Changes in Deferred Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [line items]
Beginning balance	$ (276.3)	$ (167.0)	$ (322.5)
Temporary differences	41.6	62.3	55.0
Tax loss carryforwards	(77.6)	84.1	(15.5)
Functional currency effect of the non-monetary assets	171.0	(242.5)	112.3
Gains not realized	3.4	5.4	12.2
Effect of differences by fixed asset	(11.8)	1.3	(16.1)
Derivatives / Hedge Accounting	(4.1)	(16.0)	0.2
Differences between basis: account x tax	(1.2)	(3.9)	7.4
Ending balance	(155.0)	(276.3)	(167.0)
From the statement of income
Disclosure of income taxes [line items]
Beginning balance	(331.5)	(219.5)	(372.1)
Temporary differences	41.6	62.3	55.0
Tax loss carryforwards	(77.6)	84.1	(15.5)
Functional currency effect of the non-monetary assets	171.0	(242.5)	112.3
Gains not realized	3.4	5.4	12.2
Effect of differences by fixed asset	(11.8)	(4.7)	(16.1)
Derivatives / Hedge Accounting	4.4	(16.0)	0.2
Differences between basis: account x tax	5.6	(0.6)	4.5
Ending balance	(194.9)	(331.5)	(219.5)
Other comprehensive income
Disclosure of income taxes [line items]
Beginning balance	55.2	52.5	49.6
Effect of differences by fixed asset		6.0
Derivatives / Hedge Accounting	(8.5)
Differences between basis: account x tax	(6.8)	(3.3)	2.9
Ending balance	$ 39.9	$ 55.2	$ 52.5